UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2018			$ 8,794	$ 24,585	$ 33,379
Balance (in Shares) at Dec. 31, 2018		12,000
Conversion of stock		$ 2	(2)
Conversion of stock (in Shares)		8,217
Balance, effect of reverse recapitalization (refer to Note 3)		$ 2	8,792	24,585	33,379
Balance, effect of reverse recapitalization (refer to Note 3) (in Shares)		20,217
Net income (loss)				712	712
Stock-based compensation			1,658		1,658
Balance at Mar. 31, 2019		$ 2	10,450	25,297	35,479
Balance (in Shares) at Mar. 31, 2019		20,217
Balance at Dec. 31, 2019	$ 9,187	$ 8,117	10,535	35,392	54,044
Balance (in Shares) at Dec. 31, 2019	622	12,847
Conversion of stock		$ (8,115)	8,115
Conversion of stock (in Shares)	426	8,797
Balance, effect of reverse recapitalization (refer to Note 3)	$ 9,187	$ 2	18,650	35,392	54,044
Balance, effect of reverse recapitalization (refer to Note 3) (in Shares)	1,048	21,644
Net income (loss)				(4,596)	(4,596)
Stock-based compensation			4,804		4,804
Merger recapitalization	$ (9,187)	$ 1	9,187		9,188
Merger recapitalization (in Shares)	(1,048)	1,048
Consideration paid to GDI shareholders			(123,865)		(123,865)
Consideration paid to GDI shareholders (in Shares)
ChaSerg shares recapitalized, net of equity issuance costs of $4,142		$ 2	204,323		204,325
ChaSerg shares recapitalized, net of equity issuance costs of $4,142 (in Shares)		28,088
Conversion of related party promissory note to common stock			530		530
Conversion of related party promissory note to common stock (in Shares)		53
Balance at Mar. 31, 2020		$ 5	$ 113,629	$ 30,796	$ 144,430
Balance (in Shares) at Mar. 31, 2020		50,833